Quarterly Information (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Quarterly Information
Total revenues	$ 234,085	$ 203,152	$ 213,254	$ 218,826	$ 198,168	$ 173,542	$ 176,584	$ 184,751	$ 869,317	$ 733,045	$ 597,456
Net revenues	146,759	122,997	130,950	134,232	120,039	104,804	109,705	112,931	534,938	447,479	359,934
Net income	$ 36,365	$ 26,527	$ 31,838	$ 27,429	$ 27,852	$ 19,962	$ 23,773	$ 25,707	$ 122,159	$ 97,294	$ 68,472
Net income per common share:
Basic	$ 0.73	$ 0.53	$ 0.64	$ 0.55	$ 0.57	$ 0.41	$ 0.49	$ 0.53	$ 2.45	$ 1.98	$ 1.45
Diluted	$ 0.72	$ 0.53	$ 0.63	$ 0.55	$ 0.56	$ 0.40	$ 0.48	$ 0.52	$ 2.43	$ 1.96	$ 1.42